SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income Per Ordinary Share

The following tables reflect the calculation of basic net income per ordinary share for the three and six months ended June 30, 2026 and 2025:

	For the	For the
	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2026	2025
Class A ordinary shares subject to possible redemption
Numerator: Allocation of net income, basic	$660,835	$1,492,948
Denominator: Basic weighted average shares outstanding	22,500,000	7,403,315
Basic net income per Class A ordinary share subject to possible redemption	$0.03	$0.20
Class B non-redeemable ordinary shares
Numerator: Allocation of net income, basic	$220,278	$1,406,603
Denominator: Basic weighted average shares outstanding	7,500,000	6,975,138
Basic net income per Class B non-redeemable ordinary share	$0.03	$0.20

	For the	For the
	Three Months Ended	Three Months Ended
	June 30,	June 30,
	2026	2025
Class A ordinary shares subject to possible redemption
Numerator: Allocation of net income, basic	$1,015,192	$1,966,770
Denominator: Basic weighted average shares outstanding	22,500,000	14,725,275
Basic net income per Class A ordinary share subject to possible redemption	$0.05	$0.13
Class B non-redeemable ordinary shares
Numerator: Allocation of net income, basic	$338,398	$972,377
Denominator: Basic weighted average shares outstanding	7,500,000	7,280,220
Basic net income per Class B non-redeemable ordinary share	$0.05	$0.13

The following tables reflect the calculation of diluted net income per ordinary share for the three and six months ended June 30, 2026 and 2025:

	For the	For the
	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2026	2025
Class A ordinary shares subject to possible redemption
Numerator: Allocation of net income, diluted	$660,835	$1,440,370
Denominator: Diluted weighted average shares outstanding	22,500,000	7,403,315
Diluted net income per Class A ordinary share subject to possible redemption	$0.03	$0.20
Class B non-redeemable ordinary shares
Numerator: Allocation of net income, diluted	$220,278	$1,459,181
Denominator: Diluted weighted average shares outstanding	7,500,000	7,500,000
Diluted net income per Class B non-redeemable ordinary share	$0.03	$0.19

	For the	For the
	Three Months Ended	Three Months Ended
	June 30,	June 30,
	2026	2025
Class A ordinary shares subject to possible redemption
Numerator: Allocation of net income, diluted	$1,015,192	$1,947,321
Denominator: Diluted weighted average shares outstanding	22,500,000	14,725,275
Diluted net income per Class A ordinary share subject to possible redemption	$0.05	$0.13
Class B ordinary shares
Numerator: Allocation of net income, diluted	$338,398	$991,826
Denominator: Diluted weighted average shares outstanding	7,500,000	7,500,000
Diluted net income per Class B non-redeemable ordinary share	$0.05	$0.13

The following tables reflect the calculation of basic net income (loss) per ordinary share:

For the Year Ended December 31, 2025
Class A ordinary shares subject to possible redemption
Numerator: Allocation of net income, basic	$4,037,330
Denominator: Basic weighted average shares outstanding	15,472,603
Basic net income per Class A Ordinary share subject to possible redemption	$0.26
Class B ordinary shares
Numerator: Allocation of net income, basic	$1,889,091
Denominator: Basic weighted average shares outstanding	7,239,726
Basic net income per Class B Ordinary Share	$0.26

For the Period from July 26, 2024 (Inception) through December 31, 2024
Class A ordinary shares subject to possible redemption
Numerator: Allocation of net loss, basic	$—
Denominator: Basic weighted average shares outstanding	—
Basic net loss per Class A Ordinary share subject to possible redemption	$—
Class B ordinary shares
Numerator: Allocation of net loss, basic	$(44,737)
Denominator: Basic weighted average shares outstanding	6,666,667
Basic net loss per Class B Ordinary Share	$(0.01)

The following tables reflect the calculation of diluted net income (loss) per ordinary share:

For the Year Ended December 31, 2025
Class A ordinary shares subject to possible redemption
Numerator: Allocation of net income, diluted	$4,028,017
Denominator: Diluted weighted average shares outstanding	15,472,603
Diluted net income per Class A Ordinary share subject to possible redemption	$0.26
Class B ordinary shares
Numerator: Allocation of net income, diluted	$1,898,404
Denominator: Diluted weighted average shares outstanding	7,292,238
Diluted net income per Class B Ordinary Share	$0.26

For the Period from July 26, 2024 (Inception) through December 31, 2024
Class A ordinary shares subject to possible redemption
Numerator: Allocation of net loss, diluted	$—
Denominator: Diluted weighted average shares outstanding	—
Diluted net loss per Class A Ordinary share subject to possible redemption	$—
Class B ordinary shares
Numerator: Allocation of net loss, diluted	$(44,737)
Denominator: Diluted weighted average shares outstanding	6,666,667
Diluted net loss per Class B Ordinary Share	$(0.01)

Schedule of Class A Ordinary Shares Subject to Redemption Reflected

Gross proceeds	$225,000,000
Less: Proceeds allocated to public warrants	(3,037,500)
Less: Class A ordinary share issuance costs	(13,802,579)
Add: Accretion of carrying value to redemption value	19,698,991
Add: Remeasurement of carrying value to redemption value	4,601,621
Class A ordinary shares subject to possible redemption, December 31, 2025	232,460,533
Add: Remeasurement of carrying value to redemption value	2,044,010
Class A ordinary shares subject to possible redemption, March 31, 2026	234,504,543
Add: Remeasurement of carrying value to redemption value	2,075,700
Class A ordinary shares subject to possible redemption, June 30, 2026	$236,580,243

Gross proceeds	$225,000,000
Less: Proceeds allocated to public warrants	(3,037,500)
Less: Class A ordinary share issuance costs	(13,802,579)
Add: Accretion of carrying value to redemption value	19,698,991
Add: Remeasurement of carrying value to redemption value	4,601,621
Class A ordinary shares subject to possible redemption, December 31, 2025	$232,460,533